ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Accounts receivable	$ 38,243	$ 65,311
Allowance for doubtful accounts	(15,991)	(33,864)	$ (52,831)	$ (40,144)
Accounts receivable, net	$ 22,252	$ 31,447